UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-490

Oppenheimer Equity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2013 / Unaudited

	Shares	Value
Common Stocks—98.6%
Consumer Discretionary—13.8%
Auto Components—0.6%
Johnson Controls, Inc.	225,623	$9,363,355
Diversified Consumer Services—0.2%
Apollo Group, Inc., Cl. A1	155,165	3,228,984
Hotels, Restaurants & Leisure—1.9%
McDonald’s Corp.	23,628	2,273,250
MGM Resorts International[1]	360,950	7,377,818
Panera Bread Co., Cl. A1	43,140	6,838,984
Royal Caribbean Cruises Ltd.	108,069	4,136,881
Yum! Brands, Inc.	100,750	7,192,543
		27,819,476
Household Durables—0.3%
Newell Rubbermaid, Inc.	151,265	4,159,788
Internet & Catalog Retail—1.5%
Amazon.com, Inc.[1]	50,323	15,732,983
TripAdvisor, Inc.[1]	104,870	7,953,341
		23,686,324
Media—3.1%
Cinemark Holdings, Inc.	123,961	3,934,522
Liberty Media Corp., Cl. A1	28,714	4,225,265
Twenty-First Century Fox, Inc., Cl. B	445,780	14,889,052
Walt Disney Co. (The)	343,380	22,144,576
		45,193,415
Multiline Retail—0.1%
Target Corp.	29,030	1,857,339
Specialty Retail—4.3%
Gap, Inc. (The)	115,250	4,642,270
Home Depot, Inc. (The)	171,470	13,005,999
Lowe’s Cos., Inc.	278,746	13,271,097
O’Reilly Automotive, Inc.[1]	78,220	9,980,090
Tiffany & Co.	103,080	7,897,990
TJX Cos., Inc. (The)	257,950	14,545,801
		63,343,247
Textiles, Apparel & Luxury Goods—1.8%
Nike, Inc., Cl. B	203,090	14,752,458
Ralph Lauren Corp., Cl. A	42,310	6,969,726
VF Corp.	19,800	3,941,190
		25,663,374

	Shares	Value
Consumer Staples—7.5%
Beverages—1.9%
Brown-Forman Corp., Cl. B	111,090	$7,568,562
PepsiCo, Inc.	123,097	9,786,212
SABMiller plc	230,540	11,752,012
		29,106,786
Food & Staples Retailing—2.8%
Costco Wholesale Corp.	148,590	17,105,681
CVS Caremark Corp.	184,930	10,494,777
Sysco Corp.	174,960	5,568,977
Walgreen Co.	179,000	9,630,200
		42,799,635
Food Products—1.9%
ConAgra Foods, Inc.	149,490	4,535,527
Hershey Co. (The)	31,020	2,869,350
J.M. Smucker Co. (The)	83,050	8,723,572
Kraft Foods Group, Inc.	134,040	7,029,058
Unilever NV, NY Shares	96,881	3,654,351
		26,811,858
Household Products—0.3%
Reckitt Benckiser Group plc, Sponsored ADR	342,170	5,026,477
Tobacco—0.6%
Altria Group, Inc.	54,860	1,884,441
Lorillard, Inc.	155,160	6,948,065
		8,832,506
Energy—8.4%
Energy Equipment & Services—2.1%
Halliburton Co.	168,100	8,094,015
National Oilwell Varco, Inc.	68,110	5,320,072
Oceaneering International, Inc.	107,760	8,754,422
Schlumberger Ltd.	102,810	9,084,292
		31,252,801
Oil, Gas & Consumable Fuels—6.3%
Anadarko Petroleum Corp.	122,720	11,411,733
BP plc, Sponsored ADR	142,129	5,973,682
Cabot Oil & Gas Corp.	208,750	7,790,550
Enbridge, Inc.	135,327	5,648,549
EQT Corp.	57,131	5,068,662
Noble Energy, Inc.	91,780	6,150,178

   1    OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Occidental Petroleum Corp.	128,447	$12,014,932
Phillips 66	88,731	5,130,426
Pioneer Natural Resources Co.	66,990	12,647,712
Royal Dutch Shell plc, Cl. A, ADR	62,446	4,101,453
Suncor Energy, Inc.	530,040	18,964,831
		94,902,708
Financials—13.8%
Capital Markets—4.0%
Ameriprise Financial, Inc.	86,630	7,890,260
Charles Schwab Corp. (The)	785,176	16,598,621
Goldman Sachs Group, Inc. (The)	128,577	20,342,167
Morgan Stanley	461,810	12,445,780
Northern Trust Corp.	88,610	4,819,498
		62,096,326
Commercial Banks—0.9%
CIT Group, Inc.[1]	119,884	5,846,743
Wells Fargo & Co.	177,320	7,326,862
		13,173,605
Consumer Finance—1.2%
Capital One Financial Corp.	189,113	12,999,628
SLM Corp.	183,860	4,578,114
		17,577,742
Diversified Financial Services—2.8%
Bank of America Corp.	531,750	7,338,150
Citigroup, Inc.	517,350	25,096,648
CME Group, Inc.	50,430	3,725,768
JPMorgan Chase & Co.	109,152	5,642,067
		41,802,633
Insurance—4.4%
ACE Ltd.	123,361	11,541,655
Aflac, Inc.	120,360	7,461,116
Allstate Corp. (The)	151,720	7,669,446
American International Group, Inc.	275,500	13,397,565
Aon plc	54,430	4,051,769
MetLife, Inc.	217,500	10,211,625
Sun Life Financial, Inc.	175,160	5,599,865
XL Group plc	171,940	5,299,191
		65,232,232
Real Estate Investment Trusts (REITs)—0.5%
Public Storage	42,649	6,847,297

	Shares	Value
Health Care—15.1%
Biotechnology—5.3%
Amgen, Inc.	154,540	$17,299,208
Biogen Idec, Inc.[1]	77,380	18,630,009
Celgene Corp.[1]	93,063	14,325,188
Gilead Sciences, Inc.[1]	311,240	19,558,322
Vertex Pharmaceuticals, Inc.[1]	132,810	10,069,654
		79,882,381
Health Care Equipment & Supplies—1.1%
Baxter International, Inc.	58,540	3,845,493
Becton Dickinson & Co.	29,020	2,902,580
Medtronic, Inc.	173,600	9,244,200
		15,992,273
Health Care Providers & Services—2.3%
Cardinal Health, Inc.	192,990	10,064,428
HCA Holdings, Inc.	102,302	4,373,410
UnitedHealth Group, Inc.	264,317	18,927,740
		33,365,578
Health Care Technology—0.8%
Cerner Corp.[1]	216,340	11,368,667
Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	110,700	10,201,005
Pharmaceuticals—4.9%
Astellas Pharma, Inc., Unsponsored ADR	316,360	4,036,754
Bristol-Myers Squibb Co.	418,665	19,375,816
Novo Nordisk AS, Cl. B	27,600	4,678,974
Perrigo Co.	24,600	3,035,148
Pfizer, Inc.	199,710	5,733,674
Roche Holding AG	36,428	9,826,733
Roche Holding AG, Sponsored ADR	182,750	12,341,108
Sanofi, ADR	226,360	11,460,607
Teva Pharmaceutical Industries Ltd., Sponsored ADR	117,013	4,420,751
		74,909,565
Industrials—11.6%
Aerospace & Defense—2.9%
B/E Aerospace, Inc.[1]	107,100	7,906,122
Honeywell International, Inc.	128,770	10,693,061
Precision Castparts Corp.	43,770	9,946,295

   2    OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Aerospace & Defense (Continued)
United Technologies Corp.	138,040	$14,883,473
		43,428,951
Airlines—0.7%
Delta Air Lines, Inc.	466,120	10,995,771
Building Products—0.3%
Fortune Brands Home & Security, Inc.	125,530	5,225,814
Electrical Equipment—1.5%
ABB Ltd., Sponsored ADR[1]	181,910	4,291,257
AMETEK, Inc.	105,870	4,872,137
Eaton Corp. plc	193,769	13,339,058
		22,502,452
Industrial Conglomerates—2.1%
General Electric Co.	1,042,611	24,907,977
Siemens AG, Sponsored ADR	43,730	5,269,902
		30,177,879
Machinery—2.0%
Ingersoll-Rand plc	178,210	11,572,957
Parker Hannifin Corp.	66,344	7,212,920
Pentair Ltd.	60,104	3,903,154
Stanley Black & Decker, Inc.	29,720	2,691,740
Timken Co.	60,860	3,675,944
		29,056,715
Road & Rail—1.6%
CSX Corp.	222,480	5,726,635
J.B. Hunt Transport Services, Inc.	96,100	7,008,573
Kansas City Southern	66,790	7,304,154
Union Pacific Corp.	23,290	3,617,869
		23,657,231
Trading Companies & Distributors—0.5%
United Rentals, Inc.[1]	135,280	7,885,471
Information Technology—23.0%
Communications Equipment—2.1%
Cisco Systems, Inc.	1,259,350	29,493,977
QUALCOMM, Inc.	32,490	2,188,526
		31,682,503
Computers & Peripherals—7.1%
Apple, Inc.	129,620	61,796,335
EMC Corp.	984,440	25,162,286
NCR Corp.[1]	134,813	5,339,943
SanDisk Corp.	93,800	5,582,038
Western Digital Corp.	119,810	7,595,954
		105,476,556
Electronic Equipment, Instruments, & Components—0.5%
TE Connectivity Ltd.	151,320	7,835,350

	Shares	Value
Internet Software & Services—4.5% eBay, Inc.[1]	251,430	$14,027,280
Facebook, Inc., Cl. A1	282,280	14,181,747
Google, Inc., Cl. A1	34,320	30,061,231
LinkedIn Corp., Cl. A1	45,100	11,097,306
		69,367,564
IT Services—2.5%
Mastercard, Inc.,
Cl. A	19,650	13,220,127
Teradata Corp.[1]	205,660	11,401,790
Visa, Inc., Cl. A	62,510	11,945,661
		36,567,578
Office Electronics—0.4%
Xerox Corp.	561,080	5,773,513
Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.	118,382	5,569,873
Intel Corp.	167,340	3,835,433
Maxim Integrated Products, Inc.	175,160	5,219,768
Microchip Technology, Inc.	114,490	4,612,802
Xilinx, Inc.	223,330	10,465,244
		29,703,120
Software—4.0%
Autodesk, Inc.[1]	246,370	10,143,053
CA, Inc.	185,325	5,498,593
Citrix Systems, Inc.[1]	103,870	7,334,261
Microsoft Corp.	115,090	3,833,648
Oracle Corp.	253,847	8,420,105
Salesforce.com, Inc.[1]	255,490	13,262,486
Symantec Corp.	226,306	5,601,074
Synopsys, Inc.[1]	112,416	4,238,083
		58,331,303
Materials—2.1%
Chemicals—1.2%
Ecolab, Inc.	60,420	5,967,079
PPG Industries, Inc.	75,230	12,567,924
		18,535,003
Containers & Packaging—0.7%
Crown Holdings, Inc.[1]	233,890	9,888,869
Paper & Forest Products—0.2%
Louisiana-Pacific Corp.[1]	152,480	2,682,123
Telecommunication Services—1.3%
Diversified Telecommunication Services—1.1%
Telefonica SA, Sponsored ADR[1]	206,800	3,201,264
Verizon Communications, Inc.	193,685	9,037,342
Vivendi SA, Unsponsored ADR	139,190	3,194,410

   3    OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Diversified Telecommunication Services (Continued)
Windstream Holdings, Inc.	268,220	$2,145,760
		17,578,776
Wireless Telecommunication Services—0.2%
Vodafone Group plc, Sponsored ADR	86,740	3,051,513
Utilities—2.0%
Electric Utilities—0.9%
Duke Energy Corp.	113,098	7,552,684
Edison International	140,838	6,486,998
		14,039,682
Multi-Utilities—1.1%
PG&E Corp.	177,940	7,281,305
Sempra Energy	98,360	8,419,616
		15,700,921
Total Common Stocks
(Cost $1,172,932,054)		1,474,642,035

	Shares	Value

Investment Company—1.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $21,683,366)	21,683,366	$21,683,366

Total Investments, at Value (Cost $1,194,615,420)	100.0%	1,496,325,401

Assets in Excess of Other Liabilities	0.0	70,951
Net Assets	100.0%	$1,496,396,352

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2012	Gross Additions	Gross Reductions	Shares September 30, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	11,395,337	240,963,975	230,675,946	21,683,366

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$21,683,366	$18,567

3. Rate shown is the 7-day yield as of September 30, 2013.

   4    OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued

   5    OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

   6    OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2013 based on valuation input level:

   7    OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$204,315,302	$—	$—	$204,315,302
Consumer Staples	100,825,250	11,752,012	—	112,577,262
Energy	126,155,509	—	—	126,155,509
Financials	206,729,835	—	—	206,729,835
Health Care	211,213,762	14,505,707	—	225,719,469
Industrials	172,930,284	—	—	172,930,284
Information Technology	344,737,487	—	—	344,737,487
Materials	31,105,995	—	—	31,105,995
Telecommunication Services	20,630,289	—	—	20,630,289
Utilities	29,740,603	—	—	29,740,603
Investment Company	21,683,366	—	—	21,683,366

Total Assets	$1,470,067,682	$26,257,719	$—	$1,496,325,401

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,200,906,095

Gross unrealized appreciation	$305,148,646
Gross unrealized depreciation	(9,729,340)

Net unrealized appreciation	$295,419,306

   8    OPPENHEIMER EQUITY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/11/2013